TAX EXPENSE (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of income tax [text block] [Abstract]
Disclosure of tax receivables and payables [text block]
	2019	2018[1]	2017[1]
	£m	£m	£m
UK corporation tax:
Current tax on profit for the year	(1,389)	(1,280)	(1,240)
Adjustments in respect of prior years	96	11	122
	(1,293)	(1,269)	(1,118)
Foreign tax:
Current tax on profit for the year	(70)	(34)	(40)
Adjustments in respect of prior years	2	5	10
	(68)	(29)	(30)
Current tax expense	(1,361)	(1,298)	(1,148)

Deferred tax:
Current year	(165)	(127)	(430)
Adjustments in respect of prior years	139	(29)	(48)
Deferred tax expense	(26)	(156)	(478)
Tax expense	(1,387)	(1,454)	(1,626)

1	Restated, see note 1.

Disclosure of Income Tax Charges [Text Block]	The income tax expense is made up as follows:

	2019	2018[1]	2017[1]
	£m	£m	£m
Tax (expense) credit attributable to policyholders	(148)	14	(82)
Shareholder tax expense	(1,239)	(1,468)	(1,544)
Tax expense	(1,387)	(1,454)	(1,626)
1	Restated, see note 1.

Disclosure of reconciliation of charge resulting from applying UK corporation tax rate	An explanation of the relationship between tax expense and accounting profit is set out below:

	2019	2018[1]	2017[1]
	£m	£m	£m
Profit before tax	4,393	5,960	5,625
UK corporation tax thereon	(835)	(1,132)	(1,083)
Impact of surcharge on banking profits	(364)	(409)	(429)
Non-deductible costs: conduct charges	(370)	(101)	(287)
Non-deductible costs: bank levy	(43)	(43)	(44)
Other non-deductible costs	(121)	(90)	(59)
Non-taxable income	40	87	72
Tax relief on coupons on other equity instruments	89	83	79
Tax-exempt gains on disposals	102	124	128
Recognition (derecognition) of losses that arose in prior years	18	(9)	–
Remeasurement of deferred tax due to rate changes	(6)	32	(9)
Differences in overseas tax rates	(14)	6	(15)
Policyholder tax	(67)	(62)	(66)
Policyholder deferred tax asset in respect of life assurance expenses	(53)	73	–
Adjustments in respect of prior years	237	(13)	88
Tax effect of share of results of joint ventures	–	–	(1)
Tax expense	(1,387)	(1,454)	(1,626)
1	Restated, see note 1.